Intangible assets - Other intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 3,871	€ 3,437	€ 3,441
Net additions and disposals	1,757	1,409	1,486
Change in scope of consolidation	381	3	16
Amortization and impairment	(1,226)	(1,078)	(1,038)
Application of amortization and impairment	0	0	0
Exchange differences and other	121	100	(468)
Intangible assets, end balance	4,904	3,871	3,437
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	10,712	9,376	9,263
Net additions and disposals	1,757	1,409	1,451
Change in scope of consolidation	381	5	(33)
Amortization and impairment	0	0	0
Application of amortization and impairment	(511)	(293)	(241)
Exchange differences and other	163	215	(1,064)
Intangible assets, end balance	12,502	10,712	9,376
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(6,707)	(5,809)	(5,686)
Net additions and disposals	0	0	35
Change in scope of consolidation	0	(2)	49
Amortization and impairment	(1,151)	(1,013)	(896)
Application of amortization and impairment	412	232	105
Exchange differences and other	(108)	(115)	584
Intangible assets, end balance	(7,554)	(6,707)	(5,809)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(134)	(130)	(136)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	0
Amortization and impairment	(75)	(65)	(142)
Addition	(75)	(65)	(142)
Liberation	0	0	0
Application of amortization and impairment	99	61	136
Exchange differences and other	66	0	12
Intangible assets, end balance	(44)	(134)	(130)
Brand names | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	4	37	42
Net additions and disposals	0	0	0
Change in scope of consolidation	27	0	0
Application of amortization and impairment	0	(34)	0
Exchange differences and other	2	1	(5)
Intangible assets, end balance	€ 33	€ 4	€ 37
IT developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years	3 years
IT developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years	7 years	7 years
IT developments | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 9,189	€ 7,900	€ 7,945
Net additions and disposals	1,748	1,325	1,123
Change in scope of consolidation	153	4	(34)
Application of amortization and impairment	(497)	(212)	(224)
Exchange differences and other	128	172	(910)
Intangible assets, end balance	10,721	9,189	7,900
IT developments | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(6,149)	(5,307)	(5,139)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	(1)	49
Amortization and impairment	(1,024)	(922)	(792)
Application of amortization and impairment	403	178	88
Exchange differences and other	(96)	(97)	487
Intangible assets, end balance	(6,866)	(6,149)	(5,307)
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,519	1,439	1,276
Net additions and disposals	9	84	328
Change in scope of consolidation	201	1	1
Application of amortization and impairment	(14)	(47)	(17)
Exchange differences and other	33	42	(149)
Intangible assets, end balance	1,748	1,519	1,439
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(558)	(502)	(547)
Net additions and disposals	0	0	35
Change in scope of consolidation	0	(1)	0
Amortization and impairment	(127)	(91)	(104)
Application of amortization and impairment	9	54	17
Exchange differences and other	(12)	(18)	97
Intangible assets, end balance	€ (688)	€ (558)	€ (502)